VIA EDGAR

November 30, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Managed	Account Series

    BlackRock GA Disciplined Volatility Equity Fund

    BlackRock GA Enhanced Equity Fund

Post-Effective Amendment No. 39 under the Securities Act of 1933 and Amendment No. 41 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A

(File No. 333-124463 and File No. 811-21763)

Ladies and Gentlemen:

On behalf of Managed Account Series (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”), and under the Investment Company Act of 1940, as amended, Amendment No. 41 to the Registration Statement (the “Amendment”).

The Amendment contains the prospectus and the statement of additional information for the BlackRock GA Disciplined Volatility Equity Fund and the BlackRock GA Enhanced Equity Fund, each a new series of the Registrant.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act to reflect changes made in response to comments provided to the undersigned by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission on November 8, 2018 regarding Post-Effective Amendment No. 37 to the Registrant’s Registration Statement under the 1933 Act filed on September 26, 2018. The Registrant is responding to the Staff’s comments by separate letter.

We have reviewed the Amendment and represent that it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8629.

Sincerely,

/s/ Mia G. Pillinger

Mia G. Pillinger

cc:	Benjamin Archibald, Esq., BlackRock, Inc.

Gladys Chang, Esq., BlackRock, Inc.

Dean A. Caruvana, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP